Events occurring after balance sheet date	12 Months Ended
Dec. 31, 2025
Events occurring after balance sheet date [Abstract]
Events occurring after balance sheet date
24.	Events occurring after balance sheet date

On 12 January 2026, the Group sold and delivered a MR vessel, Hafnia Libra, to an external party.

On 26 January 2026, the Group sold and delivered a MR vessel, Hafnia Phoenix, to an external party.

On 27 January 2026, the Group took delivery of an IMO-II MR vessel, Ecomar Gironde, through its ECOMAR joint venture.

On 18 February 2026, the Group committed to the sale of Hafnia Leo and Hafnia Crux to external parties, pending delivery.

On 25 February 2026, the Group committed to the sale of Hafnia Torres to an external party, pending delivery.

On 27 February 2026, the Group entered into a US$100 million unsecured revolving credit facility with China Merchants Bank, with a final maturity date of 27 February 2029.

On 27 February 2026, the Group entered into a US$100 million unsecured revolving credit facility with ICBC Bank, with a final maturity date of 5 March 2027.

On 16 March 2026, the Group sold and delivered an LR1 vessel, Hafnia Zambesi, to an external party.

On 17 March 2026, the Company granted a total of 2,489,948 share options to key management and senior employees under the LTIP 2026 share option program.

On 20 March 2026, the Group sold and delivered an LR1 vessel, Hafnia Yangtze, to an external party.

On 27 March 2026, the Group sold and delivered a Handy vessel, Hafnia Malacca, to an external party.

On 27 March 2026, the Company cancelled 12,721,253 treasury shares.

On 31 March 2026, the Group sold and delivered an LR1 vessel, Hafnia Seine, to an external party.

On 31 March 2026, the Group cancelled its US$473 million facility and fully repaid the outstanding term loan.

On 3 April, 2026, the Group announced that it had signed a contract for the construction of eight MR newbuild product tankers from a South Korean shipyard, with a total purchase price of approximately US$405 million; with deliveries expected between the third quarter of 2028 and the second quarter of 2029.

On 9 April 2026, the Group sold and delivered two Handy vessels, Hafnia Sunda and Hafnia Magellan, to an external party.

On 13 April 2026, the Group sold and delivered an LR1 vessel, Hafnia Shinano, to an external party.

The Group intends to wind down its Handy and LR2 pool operations in the upcoming financial year. The Group will exit the Handy segment upon the completion of the sale of its Handy vessels, while the majority of its owned LR2 vessels will be employed via time charters.